Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current taxes
Domestic	₨ 19,773		₨ 18,437	₨ 17,987
Foreign	6,292		5,887	5,663
Current taxes	26,065		24,324	23,650
Deferred taxes
Domestic	3,982		1,624	(180)
Foreign	298		(1,149)	1,772
Deferred taxes	4,280		475	1,592
Income tax expense	₨ 30,345	$ 415	₨ 24,799	₨ 25,242